Impairment - Schedule of Cash Flow Projections Used to Measure the Value in Use of CGUs (Detail) - Property, plant and equipment and intangible assets [member]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	71.00%	70.00%	71.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.40	3.36	3.06
2017 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)		48.00%	59.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate		3.46	3.73
2018 [Member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	53.00%	56.00%	61.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.44	3.54	3.66
Two thousand nineteen [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	58.00%	68.00%	64.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.47	3.48	3.60
2020 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	66.00%	71.00%	67.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.47	3.42	3.60
After Two Thousand Twenty One [Member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)		71.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate		3.38
2016 [Member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)			45.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate			4.06
2021 [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	70.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.46
After Two Thousand Twenty Two [Member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Average Brent (US$/bbl)	73.00%
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.49